Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Leases
Weighted average incremental borrowing rate					4.80%
Right-of-Use Assets at the beginning of the period			$ 206,753
Additions			1,315
Depreciation expense			(5,080)
Right-of-Use Assets at the end of the period	$ 210,606		210,606
Analysis of lease liabilties
Additions			1,081
Lease charge	2,635	$ 2,634	5,264	$ 5,262
Payments			(10,082)
Lease liability, current portion	9,052		9,052		$ 6,675
Lease liability, non-current portion	200,585		200,585		$ 199,424
Lease liabilities at the end of the period	209,637		209,637
Lease expense incurred for low value leases			56
After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the period			214,371
Analysis of lease liabilties
Lease liabilities at the beginning of the period			213,374
Vessels
Leases
Additions			232
Depreciation expense			(3,829)
Right-of-Use Assets at the end of the period	203,156		203,156
Vessels | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the period			206,753
Vessel Equipment
Leases
Additions			171
Depreciation expense			(531)
Right-of-Use Assets at the end of the period	2,270		2,270
Vessel Equipment | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the period			2,630
Properties
Leases
Additions			912
Depreciation expense			(718)
Right-of-Use Assets at the end of the period	5,163		5,163
Properties | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the period			4,969
Other
Leases
Depreciation expense			(2)
Right-of-Use Assets at the end of the period	$ 17		17
Other | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the period			$ 19